Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
12.	Accumulated Other Comprehensive Income

		Net change in
		unrealized
		(losses)/gains on
	Foreign currency	available-for-
	translation	sale debt
	difference	securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2022	3,340,404	(18,166)	3,322,238
Other comprehensive income	1,332,984	68,538	1,401,522
Balances as of December 31, 2023	4,673,388	50,372	4,723,760
Other comprehensive income	2,605,982	494,803	3,100,785
Balances as of December 31, 2024	7,279,370	545,175	7,824,545
Other comprehensive loss	(5,476,543)	(232,319)	(5,708,862)
Balances as of December 31, 2025	1,802,827	312,856	2,115,683
Balances as of December 31, 2025 (US$)	257,801	44,738	302,539

The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.